NUVEEN CORE BOND FUND

(FORMERLY NUVEEN INTERMEDIATE TERM BOND FUND)

SUPPLEMENT DATED MAY 31, 2013

TO THE PROSPECTUS DATED OCTOBER 31, 2012

The fund’s name has changed from “Nuveen Intermediate Term Bond Fund” to “Nuveen Core Bond Fund.” There have been no changes to the investment objective, principal investment strategies and principal risks of the fund.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-ITBP-0513P

NUVEEN CORE BOND FUND

(FORMERLY NUVEEN INTERMEDIATE TERM BOND FUND)

SUPPLEMENT DATED MAY 31, 2013

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 31, 2012

The fund’s name has changed from “Nuveen Intermediate Term Bond Fund” to “Nuveen Core Bond Fund.”

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-ITBSAI-0513P